Financial Statements Schedule: Valuation and Qualifying Accounts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Impairment of property, plant and equipment [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	$ 183,179	$ 182,002	$ 193,340
Additions charged to expense or deduction of revenue	12,721	4,843
Deduction/Write-offs/Reversal	(1,433)	(3,666)	(11,338)
December 31	194,467	183,179	182,002
Allowance for Impairment of Obsolescence and Decline in Market Value of Inventories [Member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	121,586	79,815	63,498
Additions charged to expense or deduction of revenue		41,771	16,317
Deduction/Write-offs/Reversal	(15,956)
December 31	105,630	121,586	79,815
Provision for deficiency compensation [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	4,281	3,463	1,998
Additions charged to expense or deduction of revenue	79,827	11,898	4,358
Deduction/Write-offs/Reversal	(57,465)	(11,080)	(2,893)
December 31	26,643	4,281	3,463
Sales for allowance [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	9,849	9,864	26,000
Additions charged to expense or deduction of revenue	94,641	34,744	21,916
Deduction/Write-offs/Reversal	(67,367)	(34,759)	(38,052)
December 31	$ 37,123	$ 9,849	$ 9,864